Financial Income and Expense - Schedule of Financial Income and Financial Expenses (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Income and Financial Expenses [Line Items]
Exact Sciences warrants, Financial income	5 years	5 years	5 years
Exact Sciences warrants, Financial expenses	5 years	5 years	5 years